Contract liabilities and other advances - Components (Details) - GBP (£) £ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	£ 30,011	£ 38,812
More than one year	60,418	59,170
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	23,080	29,433
More than one year	59,083	58,451
Contract Liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	23,080	29,433
More than one year	59,083	58,451
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	332	959
More than one year	0	0
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	6,599	8,420
More than one year	1,335	719
Other Advances
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	6,931	9,379
More than one year	£ 1,335	£ 719